Share-Based Compensation (Summay Of Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	779,590	826,106	484,307
Options Outstanding, Weighted Average Remaining Contracual Life	8 years 3 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 6.51	$ 6.53	$ 8.27
Options Outstanding, Total Aggregate Intrinsic Value	$ 880,439
Options Exercisable, Number Exercisable	499,564	365,781	221,593
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 8 months 16 days
Options Exercisable, Weighted Average Exercise Price	$ 7.84	$ 9.51	$ 9.98
Options Exercisable, Total Aggregate Intrinsic Value	385,526
3.52-3.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Lower Range of Exercise Prices	$ 3.52
Options Outstanding, Upper Range of Exercise Prices	$ 3.90
Options Outstanding, Number Outstanding	135,500
Options Outstanding, Weighted Average Remaining Contracual Life	8 years 15 days
Options Outstanding, Weighted Average Exercise Price	$ 3.61
Options Outstanding, Total Aggregate Intrinsic Value	309,140
Options Exercisable, Number Exercisable	64,822
Options Exercisable, Weighted Average Remaining Contractual Life	8 years
Options Exercisable, Weighted Average Exercise Price	$ 3.60
Options Exercisable, Total Aggregate Intrinsic Value	148,531
4.01-4.64 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Lower Range of Exercise Prices	$ 4.01
Options Outstanding, Upper Range of Exercise Prices	$ 4.64
Options Outstanding, Number Outstanding	359,600
Options Outstanding, Weighted Average Remaining Contracual Life	8 years 3 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 4.31
Options Outstanding, Total Aggregate Intrinsic Value	569,829
Options Exercisable, Number Exercisable	151,919
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 1 month 10 days
Options Exercisable, Weighted Average Exercise Price	$ 4.34
Options Exercisable, Total Aggregate Intrinsic Value	236,129
5.24-5.95 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Lower Range of Exercise Prices	$ 5.24
Options Outstanding, Upper Range of Exercise Prices	$ 5.95
Options Outstanding, Number Outstanding	30,000
Options Outstanding, Weighted Average Remaining Contracual Life	6 years 9 months 4 days
Options Outstanding, Weighted Average Exercise Price	$ 5.90
Options Outstanding, Total Aggregate Intrinsic Value	1,470
Options Exercisable, Number Exercisable	28,333
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 7 months 21 days
Options Exercisable, Weighted Average Exercise Price	$ 5.92
Options Exercisable, Total Aggregate Intrinsic Value	$ 866
8.36-11.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Lower Range of Exercise Prices	$ 8.36
Options Outstanding, Upper Range of Exercise Prices	$ 11.49
Options Outstanding, Number Outstanding	254,490
Options Outstanding, Weighted Average Remaining Contracual Life	5 years 6 months 22 days
Options Outstanding, Weighted Average Exercise Price	$ 11.24
Options Exercisable, Number Exercisable	254,490
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 6 months 22 days
Options Exercisable, Weighted Average Exercise Price	$ 11.24